TRADE AND OTHER PAYABLES (Details) - CAD ($)	Mar. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	$ 59,256	$ 32,276
Accrued liabilities	70,500	12,276
Trade and other payables	$ 129,756	$ 122,276